Investments - Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major categories of net investment income
Total net realized gains (losses) related to sales and other	$ 1.5	$ 9.4	$ (1.4)
Fixed maturity securities
Major categories of net investment income
Total net realized gains (losses) related to sales and other	2.4	2.6	4.3
Equity securities
Major categories of net investment income
Total net realized gains (losses) related to sales and other	1.7	8.3	(6.1)
Commercial mortgage loans on real estate
Major categories of net investment income
Total net realized gains (losses) related to sales and other	0.0	0.0	0.4
Other investments
Major categories of net investment income
Total net realized gains (losses) related to sales and other	$ (2.6)	$ (1.5)	$ 0.0